Note 4 - Calculation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		60 Months Ended	66 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Jun. 30, 2016
Net Income (Loss) Attributable to Parent	$ (978,000)	$ (1,215,000)	$ (1,799,000)	$ (3,407,000)	$ (4,927,000)	$ (3,531,000)	$ (13,700,000)	$ (15,500,000)
Weighted average shares outstanding—basic and diluted (in shares)	30,126,755	6,585,533	30,058,942	6,225,722	14,073,174	5,109,644
Basic and diluted net loss per share (in dollars per share)	$ (0.03)	$ (0.18)	$ (0.06)	$ (0.55)	$ (0.35)	$ (0.69)